Income Taxes - Components of Income Tax (Benefit) Expense from Continuing Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Currently due:
U.S. federal	$ 63	$ (374)	$ (4,352)
State and local	583	(685)	129
Foreign	1,480	2,182	2,182
Total current income tax expense	2,126	1,123	(2,041)
Deferred:
U.S. federal	274	(895)	(1,559)
State and local	(197)	638	361
Foreign	(783)	(129)	(706)
Total deferred income tax expense	(706)	(386)	(1,904)
Total	$ 1,420	$ 737	$ (3,945)